Geographic Information and Concentrations of Risk - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Minimum [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%	10.00%
Supplier One [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	31.00%	31.00%	23.00%	22.00%
Purchases	$ 1.9	$ 1.1	$ 6.1	$ 4.1